Stock Options and Warrants	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Stock Options and Warrants

Stock Incentive Plan

At the annual meeting of shareholders on December 21, 2011, the shareholders approved the 2012 Equity Compensation Plan (the “2012 Plan”).  The 2012 Plan provides for the grant of incentive stock options and nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards and performance-based awards to employees and certain non-employees who have important relationships with the Company. A total of 90,000 shares are authorized for issuance pursuant to awards granted under the 2012 Plan.  During the three months ended December 31, 2014 and 2013, respectively, no options were issued under this 2012 Plan.  As of December 31, 2014, 44,657 shares of common stock were available for future grants under the 2012 Plan.

All Options and Warrants

The fair value of each stock option and warrant grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company did not grant options or warrants to purchase common or preferred stock during the three months ended December 31, 2014. During the three months ended December 31, 2013, the Company granted 6,840 shares of common stock.  These warrants vested immediately and expire two years from grant date.  The Company recorded $75,082 and $53,947 of expense for the three months ended December 31, 2014 and 2013, respectively, related to the issuance and vesting of all stock options and warrants.

The option and warrant grants for three months ended December 31, 2013 were valued using the Black-Scholes model with the following weighted-average assumptions:

	Three Months Ended December 31
	2014	2013
Expected cash dividend yield	N/A(1)	-
Expected stock price volatility	N/A(1)	103%
Risk-free interest rate	N/A(1)	0.10%
Expected life of options/warrants		1 Year

(1) This information was deemed not applicable (N/A) since no options or warrants to purchase common stock were granted during the three months ended December 31, 2014.

The expected life of stock options (warrants) represents the period of time that the stock options or warrants are expected to be outstanding based on the simplified method allowed under GAAP. The expected volatility is based on the historical price volatility of the Company’s common stock. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options (warrants). The dividend yield represents the Company’s anticipated cash dividends over the expected life of the stock options (warrants).

A summary of stock option activity for the three months ended December 31, 2014 is presented below:

	Shares Under Option/ Warrant	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2014	305,251		$15.71	1.05 years	487,402
Granted	-	$
Expired / Cancelled	(24,000)		$17.50
Exercised	-	$
Outstanding as of December 31, 2014	281,251		$15.63	0.85 years	$526,550
Exercisable as of December 31, 2014	255,463		$15.44	0.79 years	$526,550

The intrinsic value of options outstanding and exercisable is based on the Company’s share price of $14.99 at December 31, 2014.

Stock Incentive Plan

At the annual meeting of shareholders on December 21, 2011, the shareholders approved the 2012 Equity Compensation Plan (the “2012 Plan”), which had previously been adopted by the Board of Directors of the Company.  The 2012 Plan provides for the grant of incentive stock options and nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards and performance-based awards to employees and certain non-employees who have important relationships with the Company. A total of 90,000 shares are authorized for issuance pursuant to awards granted under the 2012 Plan.  During the fiscal years ended September 30, 2014 and 2013, there were no options were issued under this 2012 Plan. During the year ended September 30, 2014, we issued 8,787 shares of Common Stock under this plan. As of September 30, 2014, 51,213 shares of Common Stock were available for future grants under the 2012 Plan.

All Options and Warrants

During the fiscal year ended September 30, 2014, the Company granted 69,356 warrants to members of its Board of Directors, valued at $391,578. The Company also granted 15,000 warrants to an employee valued at $76,880. As of September 30, 2014, $200,218 of compensation expense associated with unvested stock options and warrants issued previously to members of the Board of Directors will be recognized over the next year.

During the fiscal year ended September 30, 2013, the Company granted 143,937 warrants to members of its Board of Directors, valued at $701,062. As of September 30, 2013, $154,378 of compensation expense associated with unvested stock options and warrants issued previously to members of the Board of Directors will be recognized over the next year.

The following are the weighted-average assumptions used for options granted during the fiscal years ended September 30, 2014 and 2013 using the Black-Scholes model, respectively:

	Fiscal Years Ended
	September 30,
	2014	2013
Expected cash dividend yield	-	-
Expected stock price volatility	0%	108%
Risk-free interest rate	0.65%	0.18%
Expected life of options	1.05 Years	1.38 Years

The fair value of each stock option and warrant grant is estimated on the date of grant using the Black-Scholes option-pricing model. The expected life of stock options and warrants represents the period of time that the stock options or warrants are expected to be outstanding based on the simplified method allowed under GAAP.  The expected volatility is based on the historical price volatility of the Company’s Common Stock. In fiscal year 2013, the Company changed from a daily to weekly volatility. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options and warrants. The dividend yield represents the Company’s anticipated cash dividends over the expected life of the stock option and warrants.

A summary of the compensation-based options and warrants activity for the fiscal years ended September 30, 2014 and 2013 is presented below:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2012	336,782	$28.00
Granted	143,937	$11.18
Expired	(52,754)	$76.97

Outstanding as of September 30, 2013	427,965	$16.12
Granted	84,356	$18.04
Expired	(141,177)	$17.50
Exercised	(65,893)	$18.04

Outstanding as of September 30, 2014	305,251	$15.71	1.05 years	$487,402
Exercisable as of September 30, 2014	270,867	$15.49	0.97 years	$487,402

The fiscal year end intrinsic values are based on a September 30, 2014 closing price of $14.70 per share. The intrinsic value of options and warrants exercised during the year ended September 30, 2014 was $191,916.